Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets
Schedule of Intangible asset disclosures

	Goodwill £m	Indefinite life brands £m	Amortised brands, licences and patents £m	Computer software £m	Assets under construction £m	Total £m
Cost at 1 January 2024	8,317	18,213	391	542	83	27,546
Hyperinflation adjustments	1	7	–	3	–	11
Exchange adjustments	17	(80)	(2)	(3)	1	(67)
Additions	–	8	4	4	58	74
Disposals and write-offs	–	–	(1)	(8)	(32)	(41)
Reclassifications	–	–	(2)	45	(49)	(6)
Transfer to assets held for sale	(133)	(247)	–	–	–	(380)
Cost at 31 December 2024	8,202	17,901	390	583	61	27,137
Hyperinflation adjustments	(1)	(1)	–	–	–	(2)
Exchange adjustments	(72)	(482)	(15)	(6)	1	(574)
Additions	–	–	1	2	88	91
Disposals and write-offs	–	–	–	(19)	(1)	(20)
Reclassifications	–	(682)	682	50	(49)	1
Cost at 31 December 2025	8,129	16,736	1,058	610	100	26,633

Amortisation at 1 January 2024	–	–	(211)	(321)	–	(532)
Hyperinflation adjustments	–	–	–	(2)	–	(2)
Exchange adjustments	–	–	–	2	–	2
Charge for the period	–	–	(24)	(75)	–	(99)
Disposals and write-offs	–	–	–	4	–	4
Amortisation at 31 December 2024	–	–	(235)	(392)	–	(627)
Hyperinflation adjustments	–	–	–	–	–	–
Exchange adjustments	–	–	4	2	–	6
Charge for the period	–	–	(51)	(69)	–	(120)
Disposals and write-offs	–	–	–	17	–	17
Reclassifications	–	–	–	2	–	2
Amortisation at 31 December 2025	–	–	(282)	(440)	–	(722)

	Goodwill £m	Indefinite life brands £m	Amortised brands, licences and patents £m	Computer software £m	Assets under construction £m	Total £m
Impairment at 1 January 2024	–	(140)	(9)	(10)	–	(159)
Exchange adjustments	–	(3)	–	–	–	(3)
Impairment losses	–	(135)	(3)	(4)	(32)	(174)
Disposals and write-offs	–	–	1	4	32	37
Impairment at 31 December 2024	–	(278)	(11)	(10)	–	(299)
Exchange adjustments	–	12	(1)	1	–	12
Impairment losses	(2)	(7)	–	(4)	(1)	(14)
Reclassifications	–	131	(131)	–	–	–
Disposals and write-offs	–	–	–	2	1	3
Impairment at 31 December 2025	(2)	(142)	(143)	(11)	–	(298)

Amortisation and impairment at 31 December 2024	–	(278)	(246)	(402)	–	(926)
Amortisation and impairment at 31 December 2025	(2)	(142)	(425)	(451)	–	(1,020)

Net book value at 31 December 2024	8,202	17,623	144	181	61	26,211
Net book value at 31 December 2025	8,127	16,594	633	159	100	25,613

Schedule of Goodwill impairment

	2025 £m	2024 £m
North America	3,258	3,230
EMEA & LatAm	2,855	2,827
APAC	2,014	2,145
Net book value at 31 December	8,127	8,202

Schedule of discounted cash flow model used in impairment test

Valuation basis	Value in use
Key assumptions	Sales growth rates
	Profit margins
	Terminal growth rates
	Discount rates
	Taxation rates
Determination of assumptions	Growth rates are internal forecasts based on both internal and external market information
	Margins reflect past experience, adjusted for expected changes
	Terminal growth rates are based on internal projections and external forecasts of the relevant markets
	Discount rates are based on the Group WACC, adjusted where appropriate
	Taxation rates are based on appropriate rates for each CGU
Period of specific projected cash flows	Five years
Terminal growth rates		2025	2024
	North America	2.2% p.a.	2.1% p.a.
	EMEA & LatAm	2.6% p.a.	2.7% p.a.
	APAC	2.3% p.a.	2.3% p.a.
Discount rates (pre-tax)		2025	2024
	North America	8.9%	7.4%
	EMEA & LatAm	11.9%	11.2%
	APAC	10.3%	9.4%

Schedule of net book value of the major brands

	2025 £m	2024 £m
Advil	3,348	3,527
Voltaren	2,725	2,725
Centrum	1,762	1,798
Caltrate	1,609	1,662
Otrivin	1,385	1,385
Robitussin	1,107	1,173
Preparation H	1,042	1,108
Fenistil	598	598
Nexium[1]	–	574
Emergen-C	439	470
Theraflu	436	446
Panadol	395	395
Sensodyne	275	276
Excedrin	177	189
Polident	129	126
Biotene	121	127
Vitasprint	118	113
Corega	116	110
Other brands	812	821
Total	16,594	17,623

[1] Nexium was reclassified from indefinite life brand to definite life brand during the year ended 31 December 2025.

Schedule of income Statement Location Of Amortization And Net Impairment (Reversal) / Losses Of Intangible Assets

	Amortisation			Net impairment losses/(reversals)
	2025 £m	2024 £m	2023 £m	2025 £m	2024 £m	2023 £m
Cost of sales	61	38	55	9	155	185
Selling, general and administration	59	61	53	5	4	1
Total	120	99	108	14	159	186